Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Benefits	The income tax benefits are as follows:

	Years ended December 31,
	2013	2012
Current	$—	$22
Total income tax benefit	$—	$22

Principal Differences Between Income Taxes Computed At German Statutory Tax Rate And Effective Tax Rate

The applicable German statutory tax rate was 29.13% for the years ended December 31, 2013 and 2012. The principal differences between income taxes computed at the German statutory tax rate and the effective tax rate are as follows:

	Years ended December 31,
	2013	2012
Income tax expense (benefit) at the German statutory rate	$19,280	$(675,866)
Increase in allowances on deferred tax assets	(37,210)	666,417
Nondeductible expenses	17,930	9,444
Other	—	(17)
Total income tax expense (benefit)	$—	$(22)

Components Of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities related to net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income taxes purposes were as follows:

	December 31,
	2013	2012
Deferred tax assets
Net operating loss carryforwards	$16,859,179	$15,174,927
Deferred revenue	138,378	1,243,487
Equity issuance cost	102,935	98,813
Bank loan	23,014	—

Total deferred tax assets	17,123,506	16,517,227

Valuation allowance	17,053,767	16,407,955

Net deferred tax assets	69,739	109,272

Deferred tax liabilities
Useful life adjustment fixed assets	54,303	70,790
Bank loan	—	12,343
Adjustment restoration costs	—	10,008
Adjustment accruals	15,436	7,120
Market value of money market funds	—	9,011

Total deferred tax liabilities	69,739	109,272

Net deferred tax asset/(liability)	$—	$—